Gains On Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gain from foreign currency forward transactions	$ 3,239,312	$ 4,621,400	$ 3,274,380
Income from debt and equity instruments	1,917,168	11,482,246	19,921,739
Interest rate swaps	48,509	110,669	(1,050,093)
(Loss)/Gains from put options (Note 9.2.)	(1,182,000)	750,180	1,407,627
TOTAL	$ 4,022,989	$ 16,964,495	$ 23,553,653